UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5877

DREYFUS STRATEGIC MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Strategic Municipal Bond Fund, Inc.
Statement of Investments
August 31, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--141.7%	Amount ($)		Value ($)

Alabama--1.0%

Jefferson County, Limited Obligation
School Warrants 5.50%, 1/1/2022	4,000,000			4,412,480

Alaska--4.2%

Alaska Housing Finance Corp.:
6.25%, 6/1/2035	5,640,000			6,000,396
6.05%, 6/1/2039 (Insured; MBIA)	11,915,000			12,417,456

Arizona--.5%

Apache County Industrial Development Authority, PCR
(Tucson Electric Power Co.) 5.85%, 3/1/2028	2,220,000			2,220,710

Arkansas--1.9%

Arkansas Development Finance Authority, SFMR
6.25%, 1/1/2032	3,110,000			3,163,772

Little Rock School District
5.25%, 2/1/2030 (Insured; FSA)	5,000,000			5,329,750

California--9.1%

California
5.50%, 4/1/2028	5,450,000			6,182,752

California Department of Veteran Affairs,
Home Purchase Revenue 5.20%, 12/1/2028	5,000,000			5,003,800

California Department of Water Resources,
Power Supply Revenue 6%, 5/1/2015	10,000,000			11,563,500

California Health Facilities Financing Authority, Revenue:
(Cedars-Sinai Medical Center):
6.25%, 12/1/2009	3,750,000	a		4,257,375
5%, 11/15/2018	3,925,000			4,194,961

Golden State Tobacco Securitization Corp.
Enhanced Tobacco Settlement Asset-Backed
5%, 6/1/2045	8,500,000			8,869,410

Colorado--4.6%

Colorado Health Facilities Authority, Revenue
(American Housing Foundation 1, Inc.)	2,015,000			2,048,590
8.50%, 12/1/2031

Colorado Housing and Financing Authority
(Single Family Program Senior And Subordinate)
6.60%, 8/1/2032	2,615,000			2,724,830

Denver City and County, Special Facilities Airport Revenue
(United Air Lines) 6.875%, 10/1/2032	2,885,000	b	2,670,818

Northwest Parkway Public Highway Authority, Revenue
(First Tier Subordinated) 7.125%, 6/15/2041	7,000,000		7,614,880

Silver Dollar Metropolitan District
7.05%, 12/1/2006	4,825,000	a	5,059,350

Connecticut--4.8%

Connecticut Development Authority, PCR
(Connecticut Light and Power) 5.95%, 9/1/2028	9,000,000		9,682,380

Connecticut Health and Educational Facilities
Authority, Revenue (Yale University)
5%, 7/1/2042	5,000,000		5,269,150

Connecticut Resource Recovery Authority
(American Refunding-Fuel Company)
6.45%, 11/15/2022	4,985,000		5,079,216

Mohegan Tribe Indians Gaming Authority,
Public Improvement-Priority Distribution
6.25%, 1/1/2031	1,000,000		1,081,570

District of Columbia--1.2%

Metropolitan Washington Airports Authority,
Special Facilities Revenue
(Caterair International Corp.) 10.125%, 9/1/2011	5,120,000		5,127,526

Florida--4.1%

Florida Housing Finance Corp., Housing Revenue
(Seminole Ridge Apartments)
6%, 4/1/2041 (Collateralized; GNMA)	6,415,000		6,768,210

Miami-Dade County Expressway Authority,
Toll System Revenue
5.125%, 7/1/2029 (Insured; FGIC)	4,000,000		4,243,200

Orange County Health Facilities Authority, Revenue:
(Adventist Health System) 6.25%, 11/15/2024	3,000,000		3,379,740
(Orlando Regional Healthcare System) 6%, 10/1/2026	3,500,000		3,731,630

Georgia--2.0%

Augusta, Airport Revenue
5.45%, 1/1/2031	2,500,000		2,581,025

Atlanta Airport Revenue
5.25%, 1/1/2025 (Insured; FSA)	3,000,000		3,226,860

Savannah Economic Development Authority,
EIR (International Paper Company)
6.20%, 8/1/2027	2,670,000		2,881,731

Idaho--.1%

Idaho Housing and Finance Association, SFMR
6.35%, 1/1/2030 (Collateralized; FNMA)	585,000		618,246

Illinois--9.9%

Chicago, Collateralized SFMR
6.25%, 10/01/2032	2,945,000		3,078,320

Chicago O'Hare International Airport:
General Airport Revenue (3rd Lien B-2)
6%, 1/1/2029 (Insured; XLCA)	5,000,000		5,685,350
Special Facility Revenue
(American Airlines Incorporated)
8.20%, 12/1/2024	7,000,000		6,809,600

Illinois Educational Facilities Authority Revenues:
(Northern University)
5%, 12/1/2038	5,000,000		5,217,650
(University of Chicago)
5.125%, 7/1/2038 (Insured; MBIA)	5,000,000		5,248,600

Illinois Health Facilities Authority, Revenue:
(Advocate Network Health Care) 6.125%, 11/15/2010	5,000,000	a	5,674,050
(OSF Healthcare Systems) 6.25%, 11/15/2029	10,900,000		11,745,513

Indiana--1.6%

Franklin Township School Building Corp.
6.125%, 7/15/2010	6,000,000	a	6,874,680

Louisiana--1.8%

West Feliciana Parish, PCR (Entergy Gulf States):
7%, 11/1/2015	3,000,000		3,023,370
6.60%, 9/1/2028	4,700,000		4,752,170

Maryland--1.2%

Maryland Economic Development Corp.,
Student Housing Revenue (University of Maryland)
5.75%, 10/1/2033	2,550,000		2,735,309

Maryland Industrial Development Financing
Authority, EDR (Medical Waste Associates
Limited Partnership) 8.75%, 11/15/2010	3,710,000		2,641,223

Massachusetts--3.0%

Massachusetts Development Finance Agency, Revenue
(WGBH Educational Foundation)
5.375%, 1/1/2042 (Insured; AMBAC)	5,750,000		6,290,327

Massachusetts Health and Educational Facilities
Authority, Revenue:
(Civic Investments) 9%, 12/15/2015	2,000,000		2,457,460
(Partners Healthcare System) 5.75%, 7/1/2032	3,000,000		3,329,910

Massachusetts Housing Finance Agency
(Housing) 5%, 6/1/2030	1,000,000		1,039,440

Michigan--3.1%

Michigan Hospital Finance Authority, HR
(Genesys Health System Obligated Group)
8.125%, 10/1/2005	5,000,000	a	5,121,500

Michigan Strategic Fund, SWDR
(Genesee Power Station) 7.50%, 1/1/2021	8,450,000	c	8,393,300

Minnesota--1.0%

Saint Paul Housing and Redevelopement Authority:
Hospital Facility Revenue (HealthEast Project):
6%, 11/15/2025	1,000,000		1,104,770
6%, 11/15/2035	3,000,000		3,268,830

Mississippi--.7%

Mississippi Business Finance Corp. PCR
(Systems Energy Resources, Inc.) 5.90%, 5/1/2022	3,160,000		3,248,986

Nebraska--.4%

Nebraska Investment Finance Authority, SFMR
9.742%, 3/1/2026	1,700,000	d,e	1,890,485

Nevada--3.9%

Clark County IDR
(Nevada Power Co. Project) 5.60%, 10/1/2030	3,000,000		2,999,970

Washoe County:
(Reno-Sparks Convention) 6.40%, 1/1/2010
(Insured; FSA)	8,000,000	a	9,046,800
Water Facility Revenue (Sierra Pacific Power Co.)
5%, 3/1/2009	5,000,000		5,101,100

New Hampshire--3.4%

New Hampshire Business Finance Authority, PCR
(Public Service Co.):
6%, 5/1/2021 (Insured; MBIA)	2,690,000		2,914,104
6%, 5/1/2021 (Insured; MBIA)	6,000,000		6,499,860

New Hampshire Industrial Development Authority, PCR
(Connecticut Light) 5.90%, 11/1/2016	5,400,000		5,517,828

New Jersey--4.4%

New Jersey Economic Development Authority:
Special Facilities Revenue (Continental Airlines, Inc. Project):
6.25%, 9/15/2019	3,620,000		3,345,894
6.25%, 9/15/2029	4,500,000		4,071,330

Tobacco Settlement Financing Corp. of New Jersey
7%, 6/1/2041	10,095,000		12,076,649

New York--4.7%

New York City Industrial Development Agency, Revenue
(Liberty-7 World Trade Center)
6.25%, 3/1/2015	4,500,000		4,786,425

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue
5%, 6/15/2037	5,000,000		5,304,000

New York City Transitional Finance Authority, Revenue
(Future Tax Secured) 5.375%, 11/15/2021	5,000,000		5,535,200

New York State Dormitory Authority, Revenue:
(Marymount Manhattan College) 6.25%, 7/1/2029
6.25%, 7/1/2029 (Insured; Radian)	4,000,000		4,417,840
(Suffolk County Judicial Facility)
9.50%, 4/15/2014	605,000		859,112

North Carolina--1.2%

North Carolina Eastern Municipal Power Agency,
Power Systems Revenue 6.70%, 1/1/2019	2,500,000		2,803,425

Gaston County Industrial Facilities and
Pollution Control Financing Authority,
Exempt Facilities Revenue (National Gypsum Co. Project)
5.75%, 8/1/2035	2,500,000		2,618,875

Ohio--6.2%

Cuyahoga County, HR (Metrohealth Systems)
6.15%, 2/15/2009	10,000,000	a	11,083,700

Cuyahoga County Hospital Facilities, Revenue
(UHHS/CSAHS Cuyahoga Inc. and
CSAHS/UHHS Canton Inc.) 7.50%, 1/1/2030	3,500,000		3,966,445

Mahoning County Hospital Facilities, Revenue
(Forum Health Obligation Group)
6%, 11/15/2032	4,000,000		4,388,000

Ohio Air Quality Development Authority, PCR
(Cleveland Electric Illuminating Co.)
6.10%, 8/1/2020	2,400,000		2,517,264

Ohio Housing Finance Agency, Mortgage Revenue
9.39%, 3/1/2029 (Collateralized; GNMA)	1,170,000	d,e	1,219,737

Ohio Water Development Authority, PCR
(Cleveland Electric) 6.10%, 8/1/2020	4,000,000		4,195,440

Oklahoma--4.0%

Oklahoma Development Finance Authority, Revenue
(Saint.John Health System) 6%, 2/15/2029	9,000,000		9,776,880

Oklahoma Industries Authority, Health System
Revenue (Obligation Group):
5.75%, 8/15/2009 (Insured; MBIA)	2,105,000	a	2,329,772
5.75%, 8/15/2029 (Insured; MBIA)	2,895,000		3,148,776

Tulsa Municipal Airport Trust Revenue
(American Airlines Project)
5.65%, 12/1/2008	2,550,000		2,460,801

Oregon--.7%

Western Generation Agency,
Cogeneration Project Revenue
(Wauna Cogeneration) 7.40%, 1/1/2016	3,250,000		3,299,725

Pennsylvania--2.9%

Allegheny County Port Authority, Special Transportation
Revenue 6.125%, 3/1/2009
(Insured; MBIA)	4,750,000	a	5,274,447

Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue
(Reliant Energy) 6.75%, 12/1/2036	4,000,000		4,317,920

Pennsylvania Housing Finance Agency,
Multi-Family Development Revenue
8.25%, 12/15/2019	254,000		254,617

Pennsylvania Turnpike Commission, Turnpike Revenue
5.25%, 12/1/2032 (Insured; AMBAC)	2,695,000		2,949,893

Rhode Island--1.7%

Central Falls Detention Facility Corp.
7.25%, 7/15/2035	1,000,000		1,033,720

Rhode Island Health and Educational Building
Corp., Higher Educational Facilities
(University of Rhode Island)
5.875%, 9/15/2029 (Insured; MBIA)	5,910,000		6,511,520

South Carolina--6.6%

Greenville County School District,
Installment Purchase Revenue
(Residuals-Series 982) 8.25%, 12/1/2028	7,500,000	d,e	8,856,225

Greenville Hospital System, Hospital Facilities Revenue
5.50%, 5/1/2026 (Insured; AMBAC)	7,000,000		7,714,140

Richland County, Environmental Improvement Revenue
(International Paper Co.) 6.10%, 4/1/2023	6,500,000		7,044,570

South Carolina Medical Facilities, Hospital Facilities
Revenue 6%, 7/1/2009	5,000,000	a	5,557,750

Tennessee--3.8%

Johnson City Health and Educational Facilities Board, HR
(1st Mortgage-Mountain State Health):
7.50%, 7/1/2025	2,000,000		2,404,240
7.50%, 7/1/2033	4,875,000		5,821,822

Memphis Center City Revenue Finance Corp.

Sports Facility Revenue
(Memphis Redbirds) 6.50%, 9/1/2028	6,000,000		6,140,220

Tennessee Housing Development Agency
(Homeownership Program)
6%, 1/1/2028	2,190,000		2,249,393

Texas--22.0%

Arlington, Dallas Cowboys Complex Special Obligations,
Tax Exempt Special Tax 5%, 8/15/2034 (Insured; MBIA)	3,500,000	c	3,822,315

Dallas Fort Worth International Airport,
Facility Improvement Corporation Revenue
(Bombardier Inc.) 6.15%, 1/1/2016	3,000,000		3,081,600

Gregg County Health Facilities Development
Corp., HR (Good Shepherd Medical Center)
6.375%, 10/1/2025	2,500,000		2,814,975

Harris County Health Facilities Development
Corp., HR (Memorial Hermann Healthcare)
6.375%, 6/1/2029	7,000,000		7,751,450

Harris County-Houston Sports Authority
Revenue (Third Lien-A-3)
Zero Coupon, 11/15/2031 (Insured; MBIA)	9,685,000		2,580,859

Houston, Airport System Special Facilities Revenue
(Continental Airlines, Inc.Terminal E Project)
6.75%, 7/1/2021	2,000,000		1,964,520

Katy Independent School District
6.125%, 2/15/2009	11,360,000	a	12,507,019

Lubbock Texas Housing Financing Corp., SMFR
6.70%, 10/1/2030	2,255,000		2,375,124

Sabine River Authority, PCR (TXU Electric):
5.50%, 5/1/2011	5,490,000		5,879,406
6.45%, 6/1/2021	4,900,000		5,260,101

Springhill Courtland Heights Public
Facility Corp. MFHR 5.85%, 12/1/2028	6,030,000		5,846,990

Texas:
(Veterans) 6%, 12/1/2030	3,935,000		4,279,627
(Veterans Housing Assistance Program)
6.10%, 6/1/2031	8,510,000		9,147,484

Texas Department of Housing and Community Affairs:
Collateralized Home Mortgage Revenue
11.052%, 7/2/2024	2,000,000	e	2,047,620
Residential Mortgage Revenue
5.35%, 7/1/2033	5,735,000		5,937,101

Texas Turnpike Authority,
Central Texas Turnpike System Revenue
5.25%, 5/15/2042 (Insured; AMBAC)	6,775,000		7,361,783

Tomball Hospital Authority, Revenue:
6.125%, 7/1/2023	3,680,000		3,731,888
(Tomball Regional Hospital) 6%, 7/1/2025	4,650,000		4,844,370

Tyler Health Facilities Development Corp., HR
(East Texas Medical Center Regional Health)
6.75%, 11/1/2025	5,850,000		5,857,196

Utah--.9%

Carbon County, SWDR (Sunnyside Cogeneration)
7.10%, 8/15/2023	3,918,000		3,968,307

Virginia--6.2%

Henrico County Industrial Development Authority,
Revenue (Bon Secours Health System)
9.343%, 8/23/2027	7,500,000	e	11,098,950

Tobacco Settlement Financing Corp.of Virginia
Tobacco Settlement Asset-Backed
5.625%, 6/1/2037	6,810,000		7,078,723

Virginia Housing Development Authority,
Rental Housing 6.20%, 8/1/2024	8,520,000		9,114,526

Washington--3.4%

Energy Northwest, Revenue
(Wind Project) 6%, 1/1/2007	3,670,000	a	3,916,734

Washington Higher Education Facilities Authority,
Revenue (Whitman College)
5.875, 10/1/2009	10,000,000	a	11,042,200

Wisconsin--5.2%

Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Revenue
7%, 6/1/2028	14,570,000		16,682,504

Wisconsin Health and Educational Facilities
Authority, Revenue (Aurora Health Care)
6.40%, 4/15/2033	5,500,000		6,147,735

Wyoming--3.5%

Sweetwater County, SWDR (FMC Corp.):
7%, 6/1/2024	2,140,000		2,163,818
6.90%, 9/1/2024	2,465,000		2,492,066

Wyoming Student Loan Corp.,
Student Loan Revenue:
6.20%, 6/1/2024	5,000,000		5,407,750
6.25%, 6/1/2029	5,000,000		5,384,850

U.S. Related--.8%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds

Zero Coupon, 5/15/2055	20,000,000	686,800
Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue
Zero Coupon, 7/1/2035 (Insured; AMBAC)	10,000,000	2,615,700
Total Long-Term Municipal Investments
(cost $587,906,908)		624,343,677
Short-Term Municipal Investments--.9%
Alaska;
Valdez, Marine Terminal Revenue
(Exxon Pipeline Co. Project) 2.29%
(cost $3,750,000)	3,750,000 f	3,750,000
Total Investments (cost $591,656,908)	142.6%	628,093,677
Liabilities, Less Cash and Receivables	(.4%)	(1,542,969)
Preferred Stock, at redemption value	(42.2%)	(186,000,000)
Net Assets	100%	440,550,708

Notes to Statements of Investments:

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S.
Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Non-income producing security, interest payments in default.
c	Purchased on delayed delivery basis.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005 these securities amounted to $11,966,447 or 2.7% of net assets applicable to common shareholders.
e	Inverse floater security--the interest rate is subject to change periodically.
f	Securities payable on demand. Variable interest rate--subject to periodic change.
g At August 31, 2005, the fund had $130,069,346 or 29.5% of net assets applicable to common shareholders invested in securities whose payment of principal and interest is dependant upon revenues generated from health care projects.

Securities evaluation policies and other investment related disclosures are hereby incorporated by the reference to the annual and semi-annual reports previously filed with the Securites and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS STRATEGIC MUNICIPAL BOND FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 25, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 25, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)